Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Reconciliation of the statutory U.S. federal rate to the Company's effective tax rate

A reconciliation of the statutory U.S. federal rate to the Company’s effective tax rate is as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014

Tax at federal statutory rate	$(19,077)	$(16,905)	$(10,863)
State taxes, net of federal benefit	—	—	14
Permanent differences	1,023	1,722	730
Change in valuation allowance	18,321	15,250	10,316
Research credits	(245)	(218)	(219)
Other	(22)	151	36

Provision for taxes	$—	$—	$14

Schedule of significant components of net deferred tax assets

Significant components of the Company’s net deferred tax assets as of December 31, 2016 and 2015 consist of the following (in thousands):

	As of December 31,
	2016	2015

Deferred tax assets:
Federal, state, and foreign net operating losses	$82,353	$64,739
Research and other credits	2,953	2,521
Fixed assets	623	215
Interest	581	899
Accruals and other	4,906	2,810

Total deferred tax assets	91,416	71,184
Less: Valuation allowance	(91,416)	(71,184)

Net deferred tax assets	$—	$—

Reconciliation of unrecognized tax benefits

A reconciliation of the unrecognized tax benefits from January 1, 2014 through December 31, 2016 is as follows (in thousands):

	As of December 31,
	2016	2015	2014

Balance at beginning of year	$3,902	$1,121	$919
Increase/decrease based on the tax positions in the current year	(2,593)	2,593	202
Additions for tax positions of prior years	227	188	—

Balance at end of year	$1,536	$3,902	$1,121